SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTED INFORMATION
SEGMENTED INFORMATION

19.                               SEGMENTED INFORMATION

The following tables present certain information with respect to geographic segmentation:

Revenues — years ended December 31,	2011	2010	2009
		(restated — note 20)
Europe	$78,755	$73,419	$128,352
Canada	60,831	57,273	52,631
United States	31,096	31,213	20,698
Mexico	12,267	11,989	12,074
	$182,949	$173,894	$213,755

Real estate properties, net — as at December 31,	2011	2010
		(restated — note 20)
Europe	$453,813	$471,605
Canada	403,294	416,260
United States	211,570	216,764
Mexico	66,798	69,642
	$1,135,475	$1,174,271

Fixed assets, net — as at December 31,	2011	2010
		(restated — note 20)
Europe	$5	$49
Canada	30	46
	$35	$95